Vessels, net	6 Months Ended
Jun. 30, 2026
Vessels, net.
Vessels, net

4. Vessels, net:

The amounts in the unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2025	$1,175,834	$(442,686)	$733,148
Depreciation	—	(15,900)	(15,900)
Balance June 30, 2026	$1,175,834	$(458,586)	$717,248